Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill (Details) [Line Items]
Goodwill impairment charge (in Dollars)			$ 18,508	$ 1,682
Goodwill (in Dollars)				18,508	$ 20,190
Cannabinoid [Member]
Goodwill (Details) [Line Items]
Goodwill impairment charge (in Dollars)	18,508		18,508
Goodwill (in Dollars)				18,508	18,508
Non-Cannabinoid [Member]
Goodwill (Details) [Line Items]
Goodwill impairment charge (in Dollars)		$ 1,682		1,682
Goodwill (in Dollars)					$ 1,682
Valuation Technique, Discounted Cash Flow [Member]
Goodwill (Details) [Line Items]
Weighted average cost of capital		19.00%	14.00%
Perpetual growth rate		2.00%	3.00%